SUPPLEMENTARY CASH FLOW INFORMATION (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of supplementary cash flow information [abstract]
Disclosure of supplements cash flow information [Table Text Block]
	Years ended December 31,
	2024	2023
Change in non-cash working capital items
Accounts receivable	8,689	(2,842)
Inventories	(5,958)	(23,972)
Prepaids	763	(4,239)
Accounts payable and accrued liabilities[1]	4,140	(12,226)
Advance payment on product sales	1,216	(3,371)
Interest payable	-	(128)
Mineral tax payable	(2,933)	(1,341)
	5,917	(48,119)
Non-cash investing and financing activities
Cariboo acquisition, net assets (Note 3)	61,232	65,930
Assets acquired under capital lease	2,568	1,087
Right-of-use assets	8,886	11,179

1. Excludes accounts payable and accrued liability changes on capital expenditures.